Statutory Reserves	12 Months Ended
Dec. 31, 2022
Statutory Reserves Disclosure [Abstract]
STATUTORY RESERVES

NOTE 15 – STATUTORY RESERVES

As stipulated by the relevant law and regulations in the PRC, the Group’s subsidiaries and VIEs in the PRC are required to maintain a non-distributable statutory surplus reserve. Appropriations to the statutory surplus reserve are required to be made at not less than 10% of profit after taxes as reported in the subsidiaries’ statutory financial statements prepared under PRC GAAP. Once appropriated, these amounts are not available for future distribution to owners or shareholders. Once the general reserve accumulates to 50% of the subsidiaries’ registered capital, the subsidiaries can choose not to provide more reserves. The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion and production and increase in registered capital of the subsidiaries. The Company allocated $nil to statutory reserves during the years ended December 31, 2022, 2021 and 2020, respectively. The statutory reserves cannot be transferred to the Company in the form of loans or advances and are not distributable as cash dividends except in the event of liquidation.